Net Loss Per Share - Schedule of Computation of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Computation Of Basic And Diluted Net Loss Per Share Abstract
Net loss from continuing operations	$ (138,240)	$ (85,097)
Net loss from discontinued operations	(26,884)	(279,514)
Net loss	$ (165,124)	$ (364,611)
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic	1,813,168	1,743,128
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, diluted	1,813,168	1,743,128
Net loss per share attributable to common stockholders, continuing operations, basic	$ (76.24)	$ (48.82)
Net loss per share attributable to common stockholders, continuing operations, diluted	(76.24)	(48.82)
Net loss per share attributable to common stockholders, discontinued operations, basic	(14.83)	(160.35)
Net loss per share attributable to common stockholders, Discontinued operations, diluted	(14.83)	(160.35)
Total net loss per share attributable to common stockholders, basic	(91.07)	(209.17)
Total net loss per share attributable to common stockholders, diluted	$ (91.07)	$ (209.17)